Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating expenses:
Research and development	$ 1,257,418	$ 150,720	$ 2,678,900	$ 316,470	$ 2,942,625	$ 1,293,498
General and administrative	2,221,566	1,305,865	3,211,314	2,120,971	3,974,850	5,925,335
Total Operating Expenses	3,478,984	1,456,585	5,890,214	2,437,441	6,917,475	7,218,833
Loss from Operations	(3,478,984)	(1,456,585)	(5,890,214)	(2,437,441)	(6,917,475)	(7,218,833)
Other income (expenses):
Change in fair value of derivative liabilities	263,907	341,106	(54,634)	335,404	(708,901)	716,650
Loss on extinguishment of debt	(3,774,468)		(3,774,468)
Interest expense, net	(139,765)	(311,871)	(790,087)	(309,349)	(1,336,826)	(550)
Other income				2,350
Sublease income					2,350	211,018
Gain on assignment of office lease						101,597
Loss on sales-type lease of fixed assets						(96,403)
Total other income (expenses)	(3,650,326)	29,235	(4,619,189)	28,405	(2,043,377)	932,312
Net loss	$ (7,129,310)	$ (1,427,350)	$ (10,509,403)	$ (2,409,036)	$ (8,960,852)	$ (6,286,521)
Loss per common share - basic	$ (0.28)	$ (0.11)	$ (0.55)	$ (0.19)
Loss per common share - diluted	$ (0.28)	$ (0.11)	$ (0.55)	$ (0.19)
Net loss per common share - basic and diluted					$ (0.71)	$ (0.52)
Weighted average number of common shares outstanding - basic and diluted	25,583,922	12,547,176	19,066,896	12,540,208	12,545,342	12,074,244